Consolidated Statements Of Operations And Comprehensive Loss (March 31, 2013 and 2012 Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUES	$ 201,234	$ 238,540	$ 769,217	$ 802,572
COST OF REVENUES	55,811	71,772	220,257	261,890
GROSS PROFIT	145,423	166,768	548,960	540,682
OPERATING EXPENSES
Research and development	344,685	603,797	1,762,194	2,731,059
General and administrative	851,921	1,237,540	4,521,957	6,292,950
Depreciation	4,991	5,210	20,375	19,034
Amortization	76,689	76,689	306,757	306,756
TOTAL OPERATING EXPENSES	1,278,286	1,923,236	6,611,283	9,349,799
OPERATING LOSS	(1,132,863)	(1,756,468)	(6,062,323)	(8,809,117)
OTHER INCOME (EXPENSE)
Loss on embedded conversion feature of Senior Secured Notes	(3,737,000)
Interest expense, net	(508,890)	(78,856)	(331,743)	(472,155)
Gain on sale of fixed assets	7,500
Gain (Loss) on foreign currency exchange	1,920	9	(7,428)	(13,744)
Transitional services provided to Pulse Veterinary Technologies, LLC				375,000
Loss on extinguishment of debt				(1,318,781)
TOTAL OTHER INCOME (EXPENSE)	(4,236,470)	(78,847)	(339,171)	(1,429,680)
LOSS BEFORE INCOME TAXES	(5,369,333)	(1,835,315)	(6,401,494)	(10,238,797)
INCOME TAX EXPENSE	0	0	0	0
NET LOSS	(5,369,333)	(1,835,315)	(6,401,494)	(10,238,797)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(6,925)	4,928	2,650	(436)
TOTAL COMPREHENSIVE LOSS	$ (5,376,258)	$ (1,830,387)	$ (6,398,844)	$ (10,239,233)
LOSS PER SHARE:
Net loss - basic (in Dollars per share)	$ (0.25)	$ (0.09)	$ (0.30)	$ (0.52)
Net loss - diluted (in Dollars per share)	$ (0.25)	$ (0.09)	$ (0.30)	$ (0.52)
Weighted average shares outstanding - basic (in Shares)	21,278,128	20,907,536	20,915,869	19,624,061
Weighted average shares outstanding - diluted (in Shares)	21,278,128	20,907,536	20,915,869	19,624,061